CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH AND RESTRICTED CASH
Cash	¥ 2,161,622	¥ 1,873,446
Restricted cash - current assets	87	10,837
Restricted cash - non-current assets	123,039	63,317
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 2,284,748	¥ 1,947,600	¥ 1,838,992	¥ 930,923